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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Capital Allocation Fund
ING Core Equity Research Fund
ING Corporate Leaders 100 Fund
ING Large Cap Growth Fund
ING Small Company Fund
ING SMID Cap Equity Fund

The schedules are not audited.

ING Capital Allocation Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
82,000		iShares iBoxx $ High Yield Corporate Bond Fund	7,711,280	4.0

		Total Exchange-Traded Funds
		(Cost $7,713,402)	7,711,280	4.0

MUTUAL FUNDS: 95.0%
		Affiliated Investment Companies: 95.0%
409,453		ING Core Equity Research Fund - Class I	5,781,478	3.0
1,167,963		ING Emerging Markets Equity Fund - Class I	13,513,327	7.0
2,362,575		ING Global Bond Fund - Class I	26,933,354	14.0
209,815		ING Global Real Estate Fund - Class I	3,860,602	2.0
1,874,768		ING High Yield Bond Fund - Class I	15,504,335	8.0
1,532,612		ING Intermediate Bond Fund - Class I	15,464,057	8.0
3,713,593		ING International Core Fund - Class I	36,616,025	19.0
1,946,643		ING Large Cap Growth Fund - Class I	21,218,411	11.0
1,789,491		ING Large Cap Value Fund - Class I	21,223,362	11.0
336,333		ING MidCap Opportunities Fund - Class I	7,725,561	4.0
586,658		ING MidCap Value Fund - Class I	7,714,558	4.0
499,588		ING Small Company Fund - Class I	7,708,637	4.0

		Total Mutual Funds
		(Cost $164,630,097)	183,263,707	95.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Energy: –%
200,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	–	–

		Total Corporate Bonds/Notes
		(Cost $199,255)	–	–

ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
5,166		Chase Funding Trust Series 2003-5, 0.802%, 07/25/33	4,766	0.0
97,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	104,604	0.0
2,043		RAMP Series 2003-RS5 Trust, 0.822%, 06/25/33	1,872	0.0

		Total Asset-Backed Securities
		(Cost $104,205)	111,242	0.0

		Total Investments in Securities (Cost $172,646,959)	$ 191,086,229	99.0
		Assets in Excess of Other Liabilities	1,848,077	1.0
		Net Assets	$ 192,934,306	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

Cost for federal income tax purposes is $173,585,296.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$19,158,633
Gross Unrealized Depreciation	(1,657,700)
Net Unrealized Appreciation	$17,500,933

ING Capital Allocation Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,711,280	$—	$—	$7,711,280
Mutual Funds	183,263,707	—	—	183,263,707
Corporate Bonds/Notes	—	—	—	—
Asset-Backed Securities	—	111,242	—	111,242
Total Investments, at fair value	$190,974,987	$111,242	$—	$191,086,229
Other Financial Instruments+
Futures	39,270	—	—	39,270
Total Assets	$191,014,257	$111,242	$—	$191,125,499
Liabilities Table
Other Financial Instruments+
Futures	$(247,300)	$—	$—	$(247,300)
Total Liabilities	$(247,300)	$—	$—	$(247,300)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

ING Capital Allocation Fund Open Futures Contracts on February 28, 2013:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	73	03/15/13	$3,824,835	$39,270
			$3,824,835	$39,270
Short Contracts
S&P500E-Mini	(52)	03/15/13	(3,934,580)	(247,300)
			$(3,934,580)	$(247,300)

ING Core Equity Research Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 11.6%
72,100		CBS Corp. - Class B	3,128,419	0.8
224,600		Comcast Corp. – Class A	8,936,834	2.2
112,004		Delphi Automotive PLC	4,687,367	1.2
108,500		Foot Locker, Inc.	3,709,615	0.9
75,000		GNC Holdings, Inc.	3,075,000	0.8
33,223		Liberty Media Corp.	3,588,084	0.9
128,379		Macy's, Inc.	5,276,377	1.3
68,766		Michael Kors Holdings Ltd.	4,076,449	1.0
107,200		Starbucks Corp.	5,876,704	1.5
33,223		Starz - Liberty Capital	616,619	0.2
55,100		Wyndham Worldwide Corp.	3,319,224	0.8
		46,290,692		11.6

		Consumer Staples: 8.1%
69,700		Costco Wholesale Corp.	7,059,913	1.8
64,100		Estee Lauder Cos, Inc.	4,108,810	1.0
126,600		Kraft Foods Group, Inc.	6,136,302	1.5
76,100		Philip Morris International, Inc.	6,982,175	1.8
105,800		Procter & Gamble Co.	8,059,844	2.0
		32,347,044		8.1

		Energy: 13.1%
50,200		Anadarko Petroleum Corp.	3,994,916	1.0
277,300		Arch Coal, Inc.	1,450,279	0.4
49,300	@	Cameron International Corp.	3,141,396	0.8
35,395		Continental Resources, Inc.	3,114,760	0.8
31,200		EOG Resources, Inc.	3,922,152	1.0
203,220		ExxonMobil Corp.	18,198,351	4.5
139,300		Halliburton Co.	5,782,343	1.4
61,500		Occidental Petroleum Corp.	5,063,295	1.3
60,300		Range Resources Corp.	4,631,040	1.1
88,700	@	Rowan Companies PLC	3,068,133	0.8
		52,366,665		13.1

		Financials: 14.9%
60,800		Ameriprise Financial, Inc.	4,172,704	1.1
134,820		Citigroup, Inc.	5,658,395	1.4
372,800		Fifth Third Bancorp.	5,905,152	1.5
181,700		Invesco Ltd.	4,867,743	1.2
188,698		JPMorgan Chase & Co.	9,231,106	2.3
107,800		Prudential Financial, Inc.	5,990,446	1.5
43,858		Reinsurance Group of America, Inc.	2,521,835	0.6
58,000		Travelers Cos., Inc.	4,664,360	1.2
320,990		Wells Fargo & Co.	11,260,329	2.8
184,134		XL Group PLC	5,273,598	1.3
		59,545,668		14.9

		Health Care: 11.2%
87,300		Abbott Laboratories	2,949,867	0.7
47,700	@	Actavis, Inc.	4,062,132	1.0
69,100		Amgen, Inc.	6,316,431	1.6
67,889		Covidien PLC	4,315,704	1.1
73,900	@	Express Scripts Holding Co.	4,205,649	1.1
124,900		Gilead Sciences, Inc.	5,334,479	1.3
136,900		HCA Holdings, Inc.	5,077,621	1.3
439,800		Pfizer, Inc.	12,037,326	3.0
15,083		Zoetis, Inc.	504,526	0.1
		44,803,735		11.2

		Industrials: 12.1%
31,200		Acuity Brands, Inc.	2,125,656	0.5
88,000		Ametek, Inc.	3,681,040	0.9
63,600		Boeing Co.	4,890,840	1.2
188,500		CSX Corp.	4,324,190	1.1
70,700		Fluor Corp.	4,376,330	1.1
69,500		General Dynamics Corp.	4,723,915	1.2
44,600		Pall Corp.	3,040,828	0.8
34,700		Roper Industries, Inc.	4,323,967	1.1
27,500		TransDigm Group, Inc.	3,914,350	1.0
37,363		Union Pacific Corp.	5,122,841	1.3
132,600		Waste Connections, Inc.	4,536,246	1.1
45,600		Wesco International, Inc.	3,369,840	0.8
		48,430,043		12.1

		Information Technology: 17.0%
55,400	@	Ansys, Inc.	4,199,320	1.0
35,548		Apple, Inc.	15,690,887	3.9
73,600	@	Cognizant Technology Solutions Corp.	5,650,272	1.4
264,200	@	EMC Corp.	6,079,242	1.5
18,600		Google, Inc. - Class A	14,902,320	3.7
204,300		Jabil Circuit, Inc.	3,826,539	1.0
85,300		Microchip Technology, Inc.	3,110,891	0.8
149,600	@	NetApp, Inc.	5,060,968	1.3
281,900		Oracle Corp.	9,657,894	2.4
		68,178,333		17.0

		Materials: 3.5%
62,300		Celanese Corp.	2,918,755	0.7
76,300		Eastman Chemical Co.	5,320,399	1.3
130,200		International Paper Co.	5,730,102	1.4
7,100		Packaging Corp. of America	296,638	0.1
		14,265,894		3.5

		Telecommunication Services: 2.4%
94,100		CenturyTel, Inc.	3,262,447	0.8
137,500		Verizon Communications, Inc.	6,397,875	1.6
		9,660,322		2.4

		Utilities: 1.9%
133,700		CenterPoint Energy, Inc.	2,865,191	0.7

ING Core Equity Research Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

239,300	NV Energy, Inc.	4,728,568	1.2
		7,593,759	1.9

	Total Common Stock
	(Cost $291,882,274)	383,482,155	95.8

SHORT-TERM INVESTMENTS: 3.5%
	Mutual Funds: 3.5%
13,912,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $13,912,000)	13,912,000	3.5

	Total Short-Term Investments
	(Cost $13,912,000)	13,912,000	3.5

	Total Investments in Securities (Cost $305,794,274)	$ 397,394,155	99.3
	Assets in Excess of Other Liabilities	2,669,608	0.7
	Net Assets	$ 400,063,763	100.0

@	Non-income producing security

Cost for federal income tax purposes is $308,834,116.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$95,098,617
Gross Unrealized Depreciation	(6,538,578)
Net Unrealized Appreciation	$88,560,039

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Common Stock*	$ 383,482,155	$ –	$ –	$ 383,482,155
Short-Term Investments	13,912,000	–	–	13,912,000
Total Investments, at fair value	$ 397,394,155	$ –	$ –	$ 397,394,155
Other Financial Instruments+
Futures	28,355	–	–	28,355
Total Assets	$ 397,422,510	$ –	$ –	$ 397,422,510

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Core Equity Research Fund Open Futures Contracts on February 28, 2013:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	50	03/15/13	$ 3,783,250	$ 28,355
			$ 3,783,250	$ 28,355

ING Corporate Leaders 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 11.8%
14,210	@	Amazon.com, Inc.	3,755,277	1.0
95,342		Comcast Corp. – Class A	3,793,658	1.0
270,692		Ford Motor Co.	3,413,426	0.9
57,441		Home Depot, Inc.	3,934,709	1.0
99,595		Lowe's Cos., Inc.	3,799,549	1.0
39,779		McDonald's Corp.	3,814,806	1.0
141,561		News Corp. - Class A	4,076,957	1.0
68,324		Nike, Inc.	3,720,925	1.0
66,183		Starbucks Corp.	3,628,152	0.9
59,482		Target Corp.	3,744,987	1.0
74,235		Time Warner, Inc.	3,947,075	1.0
70,882		Walt Disney Co.	3,869,448	1.0
		45,498,969		11.8

		Consumer Staples: 12.0%
112,056		Altria Group, Inc.	3,759,479	1.0
96,854		Coca-Cola Co.	3,750,187	1.0
33,486		Colgate-Palmolive Co.	3,831,803	1.0
35,928		Costco Wholesale Corp.	3,639,147	0.9
72,701		CVS Caremark Corp.	3,716,475	1.0
60,885		HJ Heinz Co.	4,409,900	1.1
137,918		Mondelez International, Inc.	3,813,433	1.0
51,218		PepsiCo, Inc.	3,880,788	1.0
42,152		Philip Morris International, Inc.	3,867,446	1.0
51,881		Procter & Gamble Co.	3,952,295	1.0
95,342		Walgreen Co.	3,903,301	1.0
51,529		Wal-Mart Stores, Inc.	3,647,223	1.0
		46,171,477		12.0

		Energy: 11.8%
48,180		Anadarko Petroleum Corp.	3,834,164	1.0
45,215		Apache Corp.	3,358,118	0.9
87,249		Baker Hughes, Inc.	3,910,500	1.0
32,728		Chevron Corp.	3,834,085	1.0
61,046		ConocoPhillips	3,537,616	0.9
68,110		Devon Energy Corp.	3,695,649	1.0
40,939		ExxonMobil Corp.	3,666,087	1.0
102,435		Halliburton Co.	4,252,077	1.1
52,882		National Oilwell Varco, Inc.	3,602,851	0.9
46,218		Occidental Petroleum Corp.	3,805,128	1.0
51,263		Schlumberger Ltd.	3,990,825	1.0
109,589		Williams Cos., Inc.	3,803,834	1.0
		45,290,934		11.8

		Financials: 13.8%
87,402		Allstate Corp.	4,022,240	1.0
61,476		American Express Co.	3,820,733	1.0
306,673		Bank of America Corp.	3,443,938	0.9
137,051		Bank of New York Mellon Corp.	3,719,564	1.0
39,344	@	Berkshire Hathaway, Inc.	4,019,383	1.0
64,379		Capital One Financial Corp.	3,285,260	0.9
89,306		Citigroup, Inc.	3,748,173	1.0
27,756		Goldman Sachs Group, Inc.	4,156,739	1.1
80,570		JPMorgan Chase & Co.	3,941,484	1.0
107,959		Metlife, Inc.	3,826,067	1.0
187,101		Morgan Stanley	4,219,127	1.1
22,330		Simon Property Group, Inc.	3,547,344	0.9
109,969		US Bancorp.	3,736,747	1.0
102,737		Wells Fargo & Co.	3,604,014	0.9
		53,090,813		13.8

		Health Care: 11.9%
112,979		Abbott Laboratories	3,817,560	1.0
103,652		AbbVie, Inc.	3,826,832	1.0
40,872		Amgen, Inc.	3,736,110	1.0
53,116		Baxter International, Inc.	3,590,642	0.9
109,211		Bristol-Myers Squibb Co.	4,037,531	1.0
71,684		Eli Lilly & Co.	3,918,247	1.0
96,278		Gilead Sciences, Inc.	4,112,033	1.1
50,141		Johnson & Johnson	3,816,231	1.0
85,493		Medtronic, Inc.	3,843,765	1.0
85,724		Merck & Co., Inc.	3,662,987	1.0
139,969		Pfizer, Inc.	3,830,952	1.0
64,683		UnitedHealth Group, Inc.	3,457,306	0.9
		45,650,196		11.9

		Industrials: 13.8%
37,959		3M Co.	3,947,736	1.0
46,645		Boeing Co.	3,587,001	0.9
40,132		Caterpillar, Inc.	3,706,993	1.0
66,817		Emerson Electric Co.	3,788,524	1.0
38,543		FedEx Corp.	4,063,588	1.1
51,323		General Dynamics Corp.	3,488,424	0.9
170,441		General Electric Co.	3,957,640	1.0
55,369		Honeywell International, Inc.	3,881,367	1.0
38,142		Lockheed Martin Corp.	3,356,496	0.9
57,047		Norfolk Southern Corp.	4,167,283	1.1
61,444		Raytheon Co.	3,352,999	0.9
28,201		Union Pacific Corp.	3,866,639	1.0
47,836		United Parcel Service, Inc. - Class B	3,953,645	1.0
43,112		United Technologies Corp.	3,903,792	1.0
		53,022,127		13.8

		Information Technology: 14.7%
53,059		Accenture PLC	3,945,467	1.0
6,840		Apple, Inc.	3,019,176	0.8
179,117		Cisco Systems, Inc.	3,734,590	1.0
69,943	@	eBay, Inc.	3,824,483	1.0
140,307	@	EMC Corp.	3,228,464	0.8
4,978		Google, Inc. - Class A	3,988,374	1.0
254,664		Hewlett-Packard Co.	5,128,933	1.3
18,354		International Business Machines Corp.	3,686,034	1.0
172,125		Intel Corp.	3,588,806	0.9
7,213		Mastercard, Inc.	3,735,036	1.0
131,218		Microsoft Corp.	3,647,860	1.0

ING Corporate Leaders 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

105,506	Oracle Corp.	3,614,636	0.9
57,480	Qualcomm, Inc.	3,772,412	1.0
114,336	Texas Instruments, Inc.	3,929,728	1.0
23,437	Visa, Inc.	3,718,046	1.0
		56,562,045	14.7

	Materials: 3.8%
110,178	Dow Chemical Co.	3,494,846	0.9
77,921	EI Du Pont de Nemours & Co.	3,732,416	1.0
105,125	Freeport-McMoRan Copper & Gold, Inc.	3,355,590	0.9
37,429	Monsanto Co.	3,781,452	1.0
		14,364,304	3.8

	Telecommunication Services: 2.0%
104,557	AT&T, Inc.	3,754,642	1.0
81,209	Verizon Communications, Inc.	3,778,655	1.0
		7,533,297	2.0

	Utilities: 2.9%
82,536	American Electric Power Co., Inc.	3,861,859	1.0
119,884	Exelon Corp.	3,715,205	1.0
82,302	Southern Co.	3,704,413	0.9
		11,281,477	2.9

	Total Common Stock
	(Cost $300,094,649)	378,465,639	98.5

SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
5,185,800	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $5,185,800)	5,185,800	1.3

	Total Short-Term Investments
	(Cost $5,185,800)	5,185,800	1.3

	Total Investments in Securities (Cost $305,280,449)	$ 383,651,439	99.8
	Assets in Excess of Other Liabilities	920,349	0.2
	Net Assets	$ 384,571,788	100.0

@	Non-income producing security

Cost for federal income tax purposes is $310,539,759.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$80,430,633
Gross Unrealized Depreciation	(7,318,953)
Net Unrealized Appreciation	$73,111,680

ING Corporate Leaders 100 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Common Stock*	$378,465,639	$ –	$ –	$378,465,639
Short-Term Investments	5,185,800	–	–	5,185,800
Total Investments, at fair value	$383,651,439	$ –	$ –	$383,651,439
Liabilities Table
Other Financial Instruments+
Futures	$ (13,763)	$ –	$ –	$ (13,763)
Total Liabilities	$ (13,763)	$ –	$ –	$ (13,763)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Corporate Leaders 100 Fund Open Futures Contracts on February 28, 2013:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	65	03/15/13	$ 4,918,225	$ (13,763)
			$ 4,918,225	$ (13,763)

ING Large Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.9%
		Consumer Discretionary: 17.4%
24,360		CBS Corp. - Class B	1,056,980	1.6
36,710		Comcast Corp. – Class A	1,460,691	2.3
21,460		Delphi Automotive PLC	898,101	1.4
16,940		Discovery Communications, Inc. - Class A	1,242,210	1.9
22,680		Gap, Inc.	746,626	1.2
24,800		Home Depot, Inc.	1,698,800	2.6
18,990		Macy's, Inc.	780,489	1.2
14,350		Michael Kors Holdings Ltd.	850,668	1.3
11,076	@	Penn National Gaming, Inc.	552,139	0.9
10,520		Petsmart, Inc.	684,957	1.1
22,990		Starbucks Corp.	1,260,312	1.9
		11,231,973		17.4

		Consumer Staples: 13.0%
27,960		Coca-Cola Enterprises, Inc.	1,000,409	1.5
12,520		Costco Wholesale Corp.	1,268,151	2.0
13,890		Estee Lauder Cos, Inc.	890,349	1.4
6,322		Hershey Co.	526,875	0.8
9,150		JM Smucker Co.	871,995	1.4
35,570		Mondelez International, Inc.	983,510	1.5
15,470		Philip Morris International, Inc.	1,419,373	2.2
10,470		Procter & Gamble Co.	797,605	1.2
7,660		Whole Foods Market, Inc.	655,849	1.0
		8,414,116		13.0

		Energy: 6.1%
13,860	@	Cameron International Corp.	883,159	1.4
10,340		EOG Resources, Inc.	1,299,841	2.0
26,190		Halliburton Co.	1,087,147	1.7
7,800		Occidental Petroleum Corp.	642,174	1.0
		3,912,321		6.1

		Financials: 5.3%
12,090		Ameriprise Financial, Inc.	829,737	1.3
4,990		Blackrock, Inc.	1,196,352	1.9
9,393		T. Rowe Price Group, Inc.	668,688	1.0
8,792		Travelers Cos., Inc.	707,053	1.1
		3,401,830		5.3

		Health Care: 14.3%
22,210		Abbott Laboratories	750,476	1.2
8,590	@	Actavis, Inc.	731,525	1.1
15,710		Amgen, Inc.	1,436,051	2.2
7,030	@	Celgene Corp.	725,355	1.1
13,120		Covidien PLC	834,038	1.3
21,910	@	Express Scripts Holding Co.	1,246,898	1.9
41,610		Gilead Sciences, Inc.	1,777,163	2.8
18,088		HCA Holdings, Inc.	670,884	1.1
9,900		McKesson Corp.	1,050,687	1.6
		9,223,077		14.3

		Industrials: 12.8%
22,835		Ametek, Inc.	955,188	1.5
8,123		BE Aerospace, Inc.	427,351	0.7
21,210		Danaher Corp.	1,306,536	2.0
12,130		Equifax, Inc.	668,605	1.0
6,450		Flowserve Corp.	1,035,225	1.6
14,354		Pall Corp.	978,656	1.5
9,560		Roper Industries, Inc.	1,191,272	1.8
8,910		Union Pacific Corp.	1,221,650	1.9
14,790		Waste Connections, Inc.	505,966	0.8
		8,290,449		12.8

		Information Technology: 28.7%
8,310		Apple, Inc.	3,668,034	5.7
22,160		Broadcom Corp.	755,878	1.2
48,420	@	EMC Corp.	1,114,144	1.7
7,440	@	F5 Networks, Inc.	702,559	1.1
3,260		Google, Inc. - Class A	2,611,912	4.0
15,000		International Business Machines Corp.	3,012,450	4.7
10,160		Intuit, Inc.	655,117	1.0
30,530	@	Juniper Networks, Inc.	631,360	1.0
29,430	@	NetApp, Inc.	995,617	1.5
65,100		Oracle Corp.	2,230,326	3.4
10,150		Qualcomm, Inc.	666,145	1.0
9,650		Visa, Inc.	1,530,876	2.4
		18,574,418		28.7

		Materials: 3.3%
9,870		Eastman Chemical Co.	688,235	1.1
14,440		Monsanto Co.	1,458,873	2.2
		2,147,108		3.3

	Total Common Stock
	(Cost $60,354,645)	65,195,292		100.9

SHORT-TERM INVESTMENTS: 3.0%
		Mutual Funds: 3.0%
1,961,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,961,000)	1,961,000	3.0

	Total Short-Term Investments
	(Cost $1,961,000)	1,961,000		3.0

	Total Investments in Securities (Cost $62,315,645)	$ 67,156,292		103.9
	Liabilities in Excess of Other Assets	(2,503,290)		(3.9)
	Net Assets	$ 64,653,002		100.0

@	Non-income producing security

ING Large Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Cost for federal income tax purposes is $62,751,754.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,767,513
Gross Unrealized Depreciation	(1,362,975)
Net Unrealized Appreciation	$4,404,538

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Common Stock*	$ 65,195,292	$ –	$ –	$ 65,195,292
Short-Term Investments	1,961,000	–	–	1,961,000
Total Investments, at fair value	$ 67,156,292	$ –	$ –	$ 67,156,292

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Consumer Discretionary: 14.8%
196,100	@	Aeropostale, Inc.	$ 2,553,222	0.6
66,972	@	Bally Technologies, Inc.	3,197,913	0.7
90,800		Cheesecake Factory	3,145,312	0.7
70,400		Childrens Place Retail Stores, Inc.	3,200,384	0.8
131,203		Cooper Tire & Rubber Co.	3,316,812	0.8
195,300	@	Express, Inc.	3,613,050	0.8
175,400		Finish Line	3,176,494	0.7
39,181		Gildan Activewear, Inc.	1,439,510	0.3
29,400	@	Hibbett Sporting Goods, Inc.	1,553,496	0.4
99,098	@,L	Imax Corp.	2,546,819	0.6
101,600	@	Jack in the Box, Inc.	3,216,656	0.8
199,430		La-Z-Boy, Inc.	3,653,558	0.9
78,073		Life Time Fitness, Inc.	3,289,996	0.8
88,130	L	Monro Muffler, Inc.	3,265,216	0.8
19,684		OfficeMax, Inc.	235,617	0.1
92,124	@	Orient-Express Hotels Ltd.	951,641	0.2
39,563	@	Papa John's International, Inc.	2,057,672	0.5
55,825		Pool Corp.	2,552,319	0.6
74,300	L	Regis Corp.	1,338,886	0.3
152,281	@	Ruby Tuesday, Inc.	1,117,742	0.3
113,300	@	Sally Beauty Holdings, Inc.	3,142,942	0.7
49,700	L	Sturm Ruger & Co., Inc.	2,714,117	0.6
41,900		Vail Resorts, Inc.	2,314,556	0.5
92,300	@	Wet Seal, Inc.	271,362	0.1
73,050		Wolverine World Wide, Inc.	3,082,710	0.7
37,670		Wyndham Worldwide Corp.	2,269,241	0.5
		63,217,243		14.8

		Consumer Staples: 1.9%
50,380		Casey's General Stores, Inc.	2,851,004	0.7
92,685		Flowers Foods, Inc.	2,611,864	0.6
49,600		Sanderson Farms, Inc.	2,516,208	0.6
		7,979,076		1.9

		Energy: 5.8%
214,400	L	Bill Barrett Corp.	3,869,920	0.9
160,750		Carrizo Oil & Gas, Inc.	3,776,018	0.9
48,600	@	Dril-Quip, Inc.	3,996,378	0.9
126,400		EPL Oil & Gas, Inc.	3,252,272	0.8
317,200	@	Key Energy Services, Inc.	2,721,576	0.6
166,142	L	Nordic American Tankers Ltd.	1,485,309	0.3
459,213		Petroquest Energy, Inc.	1,763,378	0.4
91,419	@	Unit Corp.	4,157,736	1.0
		25,022,587		5.8

		Financials: 23.1%
22,700	@	Affiliated Managers Group, Inc.	3,319,421	0.8
79,900		American Campus Communities, Inc.	$ 3,611,480	0.8
49,659		Cash America International, Inc.	2,514,732	0.6
55,800	@	Citizens Republic Bancorp, Inc.	1,149,480	0.3
120,500		Colony Financial, Inc.	2,669,075	0.6
205,409		CubeSmart	3,027,729	0.7
80,200		CyrusOne, Inc.	1,709,062	0.4
558,865		DCT Industrial Trust, Inc.	4,057,360	0.9
81,229		Encore Capital Group, Inc.	2,400,317	0.6
64,973		EPR Properties	3,170,033	0.7
110,070		EverBank Financial Corp.	1,662,057	0.4
144,063		First American Financial Corp.	3,499,290	0.8
188,900		FirstMerit Corp.	2,856,168	0.7
39,500		Hatteras Financial Corp.	1,054,255	0.2
58,843		IBERIABANK Corp.	2,953,919	0.7
21,600		Jones Lang LaSalle, Inc.	2,087,424	0.5
145,010		LaSalle Hotel Properties	3,681,804	0.9
53,400		LTC Properties, Inc.	2,059,638	0.5
66,300		National Bank Holdings Corp.	1,199,367	0.3
104,887		National Retail Properties, Inc.	3,613,357	0.8
12,316	L	Nationstar Mortgage Holdings, Inc.	474,535	0.1
82,000	@	Ocwen Financial Corp.	3,232,440	0.8
90,702		Primerica, Inc.	2,854,392	0.7
83,222		ProAssurance Corp.	3,902,279	0.9
91,209		Prosperity Bancshares, Inc.	4,208,383	1.0
137,716		Provident Financial Services, Inc.	2,064,363	0.5
83,900		Redwood Trust, Inc.	1,699,814	0.4
11,800		SCBT Financial Corp.	561,916	0.1
105,400		Selective Insurance Group	2,344,096	0.5
51,206		Signature Bank	3,803,070	0.9
144,500		Starwood Property Trust, Inc.	4,038,775	0.9
95,685	@	Stifel Financial Corp.	3,304,960	0.8
345,500		Susquehanna Bancshares, Inc.	4,018,165	0.9
50,920	@	SVB Financial Group	3,414,695	0.8
149,100		Webster Financial Corp.	3,283,182	0.8
93,441		Wintrust Financial Corp.	3,410,596	0.8
		98,911,629		23.1

		Health Care: 9.8%
46,876		Acorda Therapeutics, Inc.	1,394,561	0.3
111,554		Align Technology, Inc.	3,507,258	0.8

ING Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
48,500	@	Alkermes PLC	$ 1,052,935	0.2
58,085	@	Amsurg Corp.	1,754,167	0.4
56,800	@	Centene Corp.	2,557,136	0.6
57,629		Cubist Pharmaceuticals, Inc.	2,445,198	0.6
67,072		Haemonetics Corp.	2,766,720	0.7
160,634	@	Healthsouth Corp.	3,874,492	0.9
66,023		Impax Laboratories, Inc.	1,309,236	0.3
53,200	@,L	Incyte Corp., Ltd.	1,181,040	0.3
124,700	L	InterMune, Inc.	1,106,089	0.3
110,400		Masimo Corp.	2,191,440	0.5
58,959		Medicines Co.	1,875,486	0.4
28,422	@	Mednax, Inc.	2,433,492	0.6
42,071	@	Nektar Therapeutics	389,998	0.1
86,634	L	Owens & Minor, Inc.	2,638,005	0.6
18,000	@	Salix Pharmaceuticals Ltd.	879,300	0.2
65,934		Steris Corp.	2,571,426	0.6
79,120	L	Theravance, Inc.	1,605,345	0.4
42,200	@	Thoratec Corp.	1,485,862	0.4
15,234		Universal Health Services, Inc.	881,896	0.2
32,900		WellCare Health Plans, Inc.	1,881,551	0.4
		41,782,633		9.8

		Industrials: 16.9%
138,426		Actuant Corp.	4,209,535	1.0
64,560		Acuity Brands, Inc.	4,398,473	1.0
66,800		Atlas Air Worldwide Holdings, Inc.	3,152,292	0.7
143,242		Barnes Group, Inc.	3,811,670	0.9
108,951		Blount International, Inc.	1,641,891	0.4
124,730		Brady Corp.	4,247,056	1.0
55,660	@	Clean Harbors, Inc.	2,866,490	0.7
66,000		Curtiss-Wright Corp.	2,290,860	0.5
324,986	@	Diana Shipping, Inc.	2,759,131	0.6
65,600		Forward Air Corp.	2,474,432	0.6
62,300	@	FTI Consulting, Inc.	2,164,302	0.5
255,600		Heartland Express, Inc.	3,468,492	0.8
97,528	@	HUB Group, Inc.	3,679,731	0.9
55,656	@	Mobile Mini, Inc.	1,498,259	0.4
245,800		Orbital Sciences Corp.	3,632,924	0.9
38,906		Regal-Beloit Corp.	3,006,656	0.7
50,500		Teledyne Technologies, Inc.	3,715,790	0.9
66,651	@	Tetra Tech, Inc.	1,923,548	0.4
66,996		Toro Co.	3,021,520	0.7
23,079	@	TrueBlue, Inc.	447,502	0.1
69,700		Universal Forest Products, Inc.	2,828,426	0.7
111,203		Waste Connections, Inc.	3,804,255	0.9
73,700		Watts Water Technologies, Inc.	3,459,478	0.8
96,677		Woodward Governor Co.	3,618,620	0.8
		72,121,333		16.9

		Information Technology: 14.8%
147,017		Advanced Energy Industries, Inc.	$ 2,652,187	0.6
38,977	@	Ansys, Inc.	2,954,457	0.7
137,000		Aruba Networks, Inc.	3,414,040	0.8
173,639		Bankrate, Inc.	1,953,439	0.4
31,770	@	CACI International, Inc.	1,612,327	0.4
140,900		Cardtronics, Inc.	3,714,124	0.9
131,200	@,L	Finisar Corp.	1,922,080	0.4
43,500		Flir Systems, Inc.	1,145,790	0.3
246,950		Formfactor, Inc.	1,239,689	0.3
351,625	@	Integrated Device Technology, Inc.	2,391,050	0.6
64,200	L	Liquidity Services, Inc.	2,186,010	0.5
201,641	L	Logitech International S.A.	1,363,093	0.3
92,078	@	Micros Systems, Inc.	3,940,938	0.9
169,324	@	Microsemi Corp.	3,493,154	0.8
104,672		MKS Instruments, Inc.	2,840,798	0.7
85,003	@	Plexus Corp.	2,070,673	0.5
217,500	@	Polycom, Inc.	1,981,425	0.5
80,200		Power Integrations, Inc.	3,353,162	0.8
150,350	@	Progress Software Corp.	3,385,882	0.8
166,900	@	PTC, Inc.	3,862,066	0.9
108,800		QLIK Technologies, Inc.	2,828,800	0.7
164,300	@	QLogic Corp.	1,869,734	0.4
118,600	@	Riverbed Technolgoy, Inc.	1,812,208	0.4
40,800		Sourcefire, Inc.	2,188,104	0.5
86,750	@	Synaptics, Inc.	3,015,430	0.7
		63,190,660		14.8

		Materials: 5.5%
112,346		Buckeye Technologies, Inc.	3,115,355	0.7
219,200		Commercial Metals Co.	3,575,152	0.8
120,000		HB Fuller Co.	4,904,400	1.2
82,814		Minerals Technologies, Inc.	3,332,435	0.8
718,611	L	Thompson Creek Metals Co., Inc.	2,443,277	0.6
120,700		Worthington Industries	3,420,638	0.8
180,200		Zep, Inc.	2,695,792	0.6
		23,487,049		5.5

		Utilities: 2.8%
71,160		Cleco Corp.	3,152,388	0.8
99,600		El Paso Electric Co.	3,321,660	0.8
66,360		Idacorp, Inc.	3,098,349	0.7
75,800		Portland General Electric Co.	2,250,502	0.5
		11,822,899		2.8

	Total Common Stock
	(Cost $373,803,402)	407,535,109		95.4

ING Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.9%
87,200	iShares Russell 2000 Index Fund	$ 7,888,112	1.9

	Total Exchange-Traded Funds
	(Cost $7,235,088)	7,888,112	1.9

	Total Long-Term Investments
	(Cost $381,038,490)	415,423,221	97.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.1%
	Securities Lending Collateralcc(1): 6.4%
6,541,042	Barclays Bank PLC, Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $6,541,078, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $6,671,865, due 03/01/13-05/04/37)	6,541,042	1.6
6,541,042	Citigroup, Inc., Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $6,541,078, collateralized by various U.S. Government Agency Obligations, 1.372%-8.000%, Market Value plus accrued interest $6,672,348, due 04/01/13-08/01/46)	6,541,042	1.5
1,376,992	Daiwa Capital Markets, Repurchase Agreement dated 02/28/13, 0.22%, due 03/01/13 (Repurchase Amount $1,377,473, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.114%, Market Value plus accrued interest $1,404,533, due 07/17/13-03/01/43)	1,376,992	0.3
6,541,042	Deutsche Bank AG, Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $6,541,078, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,671,866, due 04/01/13-02/15/53)	$ 6,541,042	1.5
6,541,042	Goldman Sachs & Co., Repurchase Agreement dated 02/28/13, 0.18%, due 03/01/13 (Repurchase Amount $6,541,074, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $6,671,888, due 04/15/13-09/27/32)	6,541,042	1.5
		27,541,160	6.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
11,465,000	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $11,465,000)	11,465,000	2.7

	Total Short-Term Investments
	(Cost $39,006,160)	39,006,160	9.1

	Total Investments in Securities (Cost $420,044,650)	$ 454,429,381	106.4
	Liabilities in Excess of Other Assets	(27,347,323)	(6.4)
	Net Assets	$ 427,082,058	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2013.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING Small Company Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Cost for federal income tax purposes is $419,954,865.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$57,072,747
Gross Unrealized Depreciation	(22,598,231)
Net Unrealized Appreciation	$34,474,516

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Common Stock*	$ 407,535,109	$ –	$ –	$ 407,535,109
Exchange-Traded Funds	7,888,112	–	–	7,888,112
Short-Term Investments	11,465,000	27,541,160	–	39,006,160
Total Investments, at fair value	$ 426,888,221	$ 27,541,160	$ –	$ 454,429,381

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

ING SMID Cap Equity Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 14.1%
73,690		Ascena Retail Group, Inc.	1,237,255	0.7
34,053	@	Bally Technologies, Inc.	1,626,031	0.9
47,700	@	Big Lots, Inc.	1,588,410	0.9
105,400		Dana Holding Corp.	1,763,342	1.0
9,200	@	Fossil, Inc.	945,484	0.5
52,100	@,L	Imax Corp.	1,338,970	0.8
93,000		Interpublic Group of Cos., Inc.	1,188,540	0.7
25,600		Life Time Fitness, Inc.	1,078,784	0.6
70,500		LKQ Corp.	1,493,895	0.9
33,821	L	Monro Muffler, Inc.	1,253,068	0.7
9,000	@	Panera Bread Co.	1,448,550	0.8
16,300		Polaris Industries, Inc.	1,424,131	0.8
57,100	@	Sally Beauty Holdings, Inc.	1,583,954	0.9
43,900	@	Tempur-Pedic International, Inc.	1,802,973	1.0
19,700		Ulta Salon Cosmetics & Fragrance, Inc.	1,744,632	1.0
29,700		Under Armour, Inc.	1,463,616	0.8
30,800		Wyndham Worldwide Corp.	1,855,392	1.1
		24,837,027		14.1

		Consumer Staples: 1.5%
19,002		Church & Dwight Co., Inc.	1,177,364	0.7
53,350		Flowers Foods, Inc.	1,503,403	0.8
		2,680,767		1.5

		Energy: 6.4%
34,924		Arch Coal, Inc.	182,652	0.1
40,500		Bill Barrett Corp.	731,025	0.4
33,000		Cabot Oil & Gas Corp.	2,045,010	1.2
7,000	L	CARBO Ceramics, Inc.	635,600	0.4
27,100		Helmerich & Payne, Inc.	1,795,646	1.0
28,000	@	Rowan Companies PLC	968,520	0.5
72,649		Superior Energy Services	1,921,566	1.1
74,958	@	Swift Energy Co.	1,013,432	0.6
44,445	@	Unit Corp.	2,021,359	1.1
		11,314,810		6.4

		Financials: 19.7%
12,093	@	Affiliated Managers Group, Inc.	1,768,359	1.0
40,700		American Campus Communities, Inc.	1,839,640	1.1
49,400		Arthur J. Gallagher & Co.	1,900,912	1.1
100,100		DDR Corp.	1,728,727	1.0
24,800		Equity Lifestyle Properties, Inc.	1,827,512	1.0
16,800		Federal Realty Investment Trust	1,784,328	1.0
54,600		Fidelity National Financial, Inc.	1,361,724	0.8
55,000		First Republic Bank	2,004,750	1.1
236,000		Hudson City Bancorp., Inc.	2,010,720	1.1
40,603		LaSalle Hotel Properties	1,030,910	0.6
41,600		Lincoln National Corp.	1,228,864	0.7
23,610		LTC Properties, Inc.	910,638	0.5
45,201		Nasdaq Stock Market, Inc.	1,431,064	0.8
38,038		ProAssurance Corp.	1,783,602	1.0
37,087		Raymond James Financial, Inc.	1,627,377	0.9
25,900		Signature Bank	1,923,593	1.1
16,300		SL Green Realty Corp.	1,330,406	0.8
63,000		Starwood Property Trust, Inc.	1,760,850	1.0
26,200	@	SVB Financial Group	1,756,972	1.0
78,000		UnumProvident Corp.	1,908,660	1.1
81,200		Webster Financial Corp.	1,788,024	1.0
		34,707,632		19.7

		Health Care: 10.7%
45,000	@	Alkermes PLC	976,950	0.6
12,200		BioMarin Pharmaceuticals, Inc.	707,234	0.4
10,860	@	Bio-Rad Laboratories, Inc.	1,337,952	0.8
26,738		Catamaran Corp.	1,436,098	0.8
34,755	@	Centene Corp.	1,564,670	0.9
13,867		Cubist Pharmaceuticals, Inc.	588,377	0.3
73,400	@	Healthsouth Corp.	1,770,408	1.0
17,300		Impax Laboratories, Inc.	343,059	0.2
6,500	@,L	Incyte Corp., Ltd.	144,300	0.1
8,300		Medivation, Inc.	407,862	0.2
22,100	@	Mednax, Inc.	1,892,202	1.1
8,836		Mettler Toledo International, Inc.	1,880,301	1.1
3,100		Onyx Pharmaceuticals, Inc.	233,461	0.1
37,426		Resmed, Inc.	1,665,083	0.9
32,300		Steris Corp.	1,259,700	0.7
12,553	@	Thoratec Corp.	441,991	0.2
10,442	@	United Therapeutics Corp.	624,536	0.4
28,293		Universal Health Services, Inc.	1,637,882	0.9
		18,912,066		10.7

		Industrials: 14.4%
34,700		Actuant Corp.	1,055,227	0.6
29,100		Acuity Brands, Inc.	1,982,583	1.1
28,700		Atlas Air Worldwide Holdings, Inc.	1,354,353	0.8
59,600		Blount International, Inc.	898,172	0.5
20,800		Cintas Corp.	913,120	0.5
28,000	@	Clean Harbors, Inc.	1,442,000	0.8
41,900		EnPro Industries, Inc.	1,949,607	1.1
24,876	@	FTI Consulting, Inc.	864,192	0.5
23,700		GATX Corp.	1,181,445	0.7
45,433		Harsco Corp.	1,089,483	0.6
23,202		JB Hunt Transport Services, Inc.	1,613,003	0.9

ING SMID Cap Equity Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

12,000		Lennox International, Inc.	708,840	0.4
102,645		Orbital Sciences Corp.	1,517,093	0.9
21,268		Regal-Beloit Corp.	1,643,591	0.9
10,000		Snap-On, Inc.	802,700	0.5
25,000		Verisk Analytics, Inc.	1,463,000	0.8
59,600		Waste Connections, Inc.	2,038,916	1.2
32,000		Watts Water Technologies, Inc.	1,502,080	0.9
35,222		Woodward Governor Co.	1,318,360	0.7
		25,337,765		14.4

		Information Technology: 15.8%
13,069		Alliance Data Systems Corp.	2,073,920	1.2
29,047	@	Ansys, Inc.	2,201,762	1.3
52,800		Aruba Networks, Inc.	1,315,776	0.7
40,400		Cardtronics, Inc.	1,064,944	0.6
58,800		Fairchild Semiconductor International, Inc.	838,488	0.5
49,100		Flir Systems, Inc.	1,293,294	0.7
52,900	@	Fortinet, Inc.	1,279,122	0.7
47,632	@	Informatica Corp.	1,667,596	0.9
127,500		Intersil Corp.	1,082,475	0.6
79,700		Jabil Circuit, Inc.	1,492,781	0.8
32,930	@	Micros Systems, Inc.	1,409,404	0.8
62,000		Nuance Communications, Inc.	1,141,420	0.7
158,400		ON Semiconductor Corp.	1,267,200	0.7
205,800	@	PMC - Sierra, Inc.	1,335,642	0.8
23,500		QLIK Technologies, Inc.	611,000	0.3
85,100	@	QLogic Corp.	968,438	0.6
54,200	@	Riverbed Technolgoy, Inc.	828,176	0.5
4,400	@	Semtech Corp.	134,508	0.1
22,700		SolarWinds, Inc.	1,281,642	0.7
85,000	@	Teradyne, Inc.	1,424,600	0.8
63,100	@	TIBCO Software, Inc.	1,353,495	0.8
30,339	@	Trimble Navigation Ltd.	1,803,047	1.0
		27,868,730		15.8

		Materials: 8.3%
29,000		Albemarle Corp.	1,887,320	1.1
20,100		Ashland, Inc.	1,567,197	0.9
41,500	L	Cliffs Natural Resources, Inc.	1,056,590	0.6
20,600		Compass Minerals International, Inc.	1,518,632	0.9
12,500		Domtar Corp.	932,000	0.5
41,400		Greif, Inc. - Class A	2,106,018	1.2
13,156		Martin Marietta Materials, Inc.	1,277,842	0.7
11,500		Rock-Tenn Co.	1,017,175	0.6
46,800		Silgan Holdings, Inc.	2,009,124	1.1
76,000		Steel Dynamics, Inc.	1,160,520	0.7
		14,532,418		8.3

		Telecommunication Services: 0.8%
52,540		TW Telecom, Inc.	1,330,313	0.8

		Utilities: 4.1%
41,800		AGL Resources, Inc.	1,670,328	1.0
27,700		Alliant Energy Corp.	1,321,013	0.8
50,000		Great Plains Energy, Inc.	1,091,500	0.6
26,766		National Fuel Gas Co.	1,557,514	0.9
75,304		NV Energy, Inc.	1,488,007	0.8
		7,128,362		4.1

	Total Common Stock
	(Cost $144,431,696)	168,649,890		95.8

EXCHANGE-TRADED FUNDS: 1.5%
29,600		iShares Russell 2000 Index Fund	2,677,616	1.5

	Total Exchange-Traded Funds
	(Cost $2,349,982)	2,677,616		1.5

RIGHTS: –%
		Materials: –%
3,200	X	Gerber Scientific	–	–

	Total Rights
	(Cost $–)	–		–

	Total Long-Term Investments
	(Cost $146,781,678)	171,327,506		97.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
		Securities Lending Collateralcc(1): 1.9%
278,756		Cantor Fitzgerald, Repurchase Agreement dated 02/28/13, 0.21%, due 03/01/13 (Repurchase Amount $278,758, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.997%, Market Value plus accrued interest $284,331, due 02/06/14-05/01/51)	278,756	0.1
1,000,000		Citigroup, Inc., Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 1.372%-8.000%, Market Value plus accrued interest $1,020,074, due 04/01/13-08/01/46)	1,000,000	0.6

ING SMID Cap Equity Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

1,000,000	Deutsche Bank AG, Repurchase Agreement dated 02/28/13, 0.20%, due 03/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 04/01/13-02/15/53)	1,000,000	0.6
1,000,000	Goldman Sachs & Co., Repurchase Agreement dated 02/28/13, 0.18%, due 03/01/13 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,020,004, due 04/15/13-09/27/32)	1,000,000	0.6
		3,278,756	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
4,771,100	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $4,771,100)	4,771,100	2.7

	Total Short-Term Investments
	(Cost $8,049,856)	8,049,856	4.6

	Total Investments in Securities (Cost $154,831,534)	$ 179,377,362	101.9
	Liabilities in Excess of Other Assets	(3,273,855)	(1.9)
	Net Assets	$ 176,103,507	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at February 28, 2013.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $155,107,914.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$27,012,785
Gross Unrealized Depreciation	(2,743,337)
Net Unrealized Appreciation	$24,269,448

ING SMID Cap Equity Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Common Stock*	$ 168,649,890	$ –	$ –	$ 168,649,890
Exchange-Traded Funds	2,677,616	–	–	2,677,616
Rights	–	–	–	–
Short-Term Investments	4,771,100	3,278,756	–	8,049,856
Total Investments, at fair value	$ 176,098,606	$ 3,278,756	$ –	$ 179,377,362

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 25, 2013